Consolidated Balance Sheets (Parenthetical) (USD $)	Jul. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
STOCKHOLDERS' EQUITY (DEFICIT):
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, issued	9,000,000	9,000,000	9,000,000
Common stock, outstanding	9,000,000	9,000,000	9,000,000